EARNINGS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
EARNINGS PER SHARE [Abstract]
Income from operations available to common stockholders (numerator)	$ 2,980,611	$ 1,398,255
Net Income (Loss) Attributable to Parent	$ 2,980,611	$ 1,398,255
Weighted average number of common shares outstanding during the period used in earnings per share (denominator)	1,000	1,000